ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE	12 Months Ended
Jun. 30, 2018
Accumulated Deficit During Development Stage [Abstract]
ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE
12.	ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

	Years Ended June 30,
	2018	2017	2016

Balance at beginning of year	122,648,452	(124,875,182)	(117,145,631)
Net loss for the year	8,265,737	(7,542,076)	(7,729,551)
Reclassify expired options from contributed equity	-	2,701,644	-
Reclassify expired options from reserves	(1,331,064)	5,098,165	-
Reclassify expired options from reserves	-	1,968,997	-

Balance at end of year	129,583,125	(122,648,452)	(124,875,182)